Background, Organization, and Summary of Significant Accounting Policies - Narrative (Details)			1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 01, 2022	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)	Sep. 30, 2021 USD ($) instrument	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2021 USD ($)	Nov. 30, 2018
Significant Accounting Policies [Line Items]
Amortization expenses					$ 17,300,000	$ 10,800,000	$ 10,700,000
Capital Expenditures Incurred but Not yet Paid					19,400,000
Cumulative foreign earnings		$ 59,000,000			$ 59,000,000
Deferred purchased gas costs, recovered or refunded period					1 year
Accrued purchased gas costs		52,000,000			$ 52,000,000	29,000,000
Gas pipe materials and operating supplies		62,900,000			62,900,000	50,000,000
Gas pipe materials and operating supplies, including portion from acquisition		67,400,000			67,400,000
Goodwill impairment charges					0	0
Interest Rate Swap
Significant Accounting Policies [Line Items]
Derivative, number of instruments held | instrument				2
Money Market Funds
Significant Accounting Policies [Line Items]
Cash and cash equivalents		20,000,000			20,000,000	$ 0
Centuri | Subsequent Event | Minimum
Significant Accounting Policies [Line Items]
Entity separation, completion period	9 months
Centuri | Subsequent Event | Maximum
Significant Accounting Policies [Line Items]
Entity separation, completion period	12 months
Southwest Gas Corporation
Significant Accounting Policies [Line Items]
Capital Expenditures Incurred but Not yet Paid					19,400,000
Reclassification amount from Net utility plant to Prepaid and other current assets				$ 31,000,000
Southwest Gas Corporation | $250 Million Term Loan
Significant Accounting Policies [Line Items]
Debt instrument face amount								$ 250,000,000
Southwest Gas Corporation | Money Market Funds
Significant Accounting Policies [Line Items]
Cash and cash equivalents		0			$ 0
Previous Owner Of Linetec | Linetec
Significant Accounting Policies [Line Items]
Ownership percentage by noncontrolling owners									20.00%
Certain Members Of Riggs Distler Management | Drum
Significant Accounting Policies [Line Items]
Ownership percentage by noncontrolling owners			1.42%
W.S. Nicholls Western Construction LTD | Centuri
Significant Accounting Policies [Line Items]
VIE ownership percentage					50.00%
Maximum loss exposure amount		12,600,000			$ 12,600,000
White River Hub, LLC | MountainWest
Significant Accounting Policies [Line Items]
VIE ownership percentage					50.00%
Maximum loss exposure amount		25,600,000			$ 25,600,000
Questar Pipelines
Significant Accounting Policies [Line Items]
Debt instrument face amount		430,000,000			430,000,000
Gas pipe materials and operating supplies		4,500,000			$ 4,500,000
Business combination consideration		$ 1,576,000,000
Questar Pipelines | Term Loan Facility due December 30, 2022 | Loans Payable
Significant Accounting Policies [Line Items]
Debt instrument face amount			$ 1,600,000,000
Debt Instrument, term			364 days